INVESTMENTS IN UNCONSOLIDATED ENTITIES (Tables)	12 Months Ended
Dec. 31, 2014
Schedule Of Equity Method And Other Investments [Abstract]
Schedule Of Equity Method And Other Investments
EQUITY METHOD AND OTHER INVESTMENT BALANCES
(Dollars in millions)
	December 31,
	2014	2013
Sempra South American Utilities:
Eletrans(1)	$(8)	$(3)
Sempra Mexico:
Energía Sierra Juárez(2)	25	―
Gasoductos de Chihuahua(3)	409	379
Sempra Renewables:
Wind:
Auwahi Wind	45	53
Broken Bow 2 Wind	44	―
Cedar Creek 2 Wind	82	92
Flat Ridge 2 Wind	284	292
Fowler Ridge 2 Wind	46	51
Mehoopany Wind	82	85
Solar:
California solar partnership	125	―
Copper Mountain Solar 2	61	67
Copper Mountain Solar 3	56	―
Mesquite Solar 1	86	67
Sempra Natural Gas:
Cameron LNG Holdings(4)	1,007	―
Rockies Express Pipeline LLC(5)	340	329
Parent and other:
RBS Sempra Commodities LLP	71	73
Total equity method investments	2,755	1,485
Other(6)	93	90
Total	$2,848	$1,575
(1)	Includes losses on forward exchange contracts as we discuss below.
(2)	The carrying value of our equity method investment is $12 million higher than the underlying equity in the net assets of the investee at December 31, 2014 due to the remeasurement of our retained investment to fair value.
(3)	The carrying value of our equity method investment is $65 million higher than the underlying equity in the net assets of the investee at December 31, 2014 and 2013 due to equity method goodwill.
(4)	The carrying value of our equity method investment is $94 million higher than the underlying equity in the net assets of the investee at December 31, 2014 primarily due to guarantees as we discuss below.
(5)	The carrying value of our equity method investment is $369 million and $382 million lower than the underlying equity in the net assets of the investee at December 31, 2014 and 2013, respectively, due to an impairment charge recorded in 2012.
(6)	Other includes Sempra Natural Gas' $77 million investment in industrial development bonds at Mississippi Hub at both December 31, 2014 and 2013.

EARNINGS (LOSSES) FROM EQUITY METHOD INVESTMENTS
(Dollars in millions)
	Years ended December 31,
	2014		2013	2012
Earnings (losses) recorded before income tax:
Sempra Renewables:
Wind:
Auwahi Wind		$4	$4	$	―
Cedar Creek 2 Wind		(3)	(4)		(4)
Flat Ridge 2 Wind		(7)	(8)		1
Fowler Ridge 2 Wind		2	(3)		(3)
Mehoopany Wind		(1)	(2)		―
Solar:
California solar partnership		6	―		―
Copper Mountain Solar 2		3	―		―
Copper Mountain Solar 3		2	―		―
Mesquite Solar 1		14	1		―
Sempra Natural Gas:
Cameron LNG Holdings		2	―		―
Rockies Express Pipeline LLC:
Impairment		―	―		(400)
Income tax make-whole payment received		―	―		41
Other equity earnings		60	47		47
Parent and other:
RBS Sempra Commodities LLP		(2)	(3)		―
Other		1	(1)		(1)
		$81	$31		$(319)

Earnings (losses) recorded net of income tax(1):
Sempra South American Utilities:
Sodigas Pampeana and Sodigas Sur	$	―	$(11)	$	―
Eletrans		(4)	(4)		―
Sempra Mexico:
Energía Sierra Juárez		3	―		―
Gasoductos de Chihuahua		39	39		36
		$38	$24		$36
(1)			As the earnings (losses) from these investments are recorded net of income tax, they are presented below the income tax expense line, so as not to impact our effective income tax rate.

SUMMARIZED FINANCIAL INFORMATION
(Dollars in millions)
	Years ended December 31,
	2014	2013	2012
Gross revenues	$1,296	$1,734	$2,138
Operating expense	(749)	(1,287)	(1,801)
Income from operations	547	447	337
Interest expenses	(298)	(251)	(218)
Net income/Earnings(1)	291	222	(52)

		At December 31,
		2014	2013
Current assets		$865	$653
Noncurrent assets		13,161	9,439
Current liabilities		1,131	373
Noncurrent liabilities		6,228	4,547
(1)	Except for Gasoductos de Chihuahua, Energía Sierra Juárez, Eletrans and the Argentine investments, there was no income tax recorded by the entities, as they are primarily domestic partnerships.